CONVERTIBLE NOTES (Details Narrative) - USD ($)		12 Months Ended
	Apr. 05, 2024	Jan. 31, 2024	Jul. 31, 2024
Short-Term Debt [Line Items]
Convertible secured notes payable			$ 405,305
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible secured notes payable	$ 1,099,200	$ 1,100,200	$ 0
Notes Payable		475,201
Gain (Loss) on Extinguishment of Debt		$ 1,774,000
Stock Issued During Period, Shares, New Issues	9,854,783